Labor and social security liabilities - Summary of Labor and social security liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Labor and Social Security Liabilities [Abstract]
Accrued Annual Payment, Charge On Social	R$ 398,891	R$ 210,957
Labor Liabilities	105,550	95,139
Total labor and social security liabilities	504,441	306,096
Labor and social security liabilities	468,599	273,347
Labor and social security liabilities	R$ 35,842	R$ 32,749